INTANGIBLE ASSETS, NET - Acquired intangible assets (Details) ¥ in Thousands, $ in Thousands				12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
INTANGIBLE ASSETS, NET
Total intangible assets	¥ 3,490	¥ 35,202			¥ 3,490	¥ 35,202
Less: amortization	(3,300)	(14,023)			(3,300)	(14,023)
Net book value	190	21,179			190	21,179
Amortization expenses	6,900	5,600	¥ 3,700	$ 988	6,892	5,619	¥ 3,678
Supplier relationship and software copyright
INTANGIBLE ASSETS, NET
Reclassified as assets held for sale					12,300
Supplier relationship
INTANGIBLE ASSETS, NET
Total intangible assets		18,200				18,200
Software copyright
INTANGIBLE ASSETS, NET
Total intangible assets		7,000				7,000
Others
INTANGIBLE ASSETS, NET
Total intangible assets	¥ 3,490	¥ 10,002			¥ 3,490	¥ 10,002